OTHER EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Expenses (Income), Net [Abstract]
OTHER EXPENSES (INCOME), NET
NOTE 14:	OTHER EXPENSES (INCOME), NET
During 2019 and 2020, the Company sold a business unit for which it recognized in 2021 a capital gain of USD 982 thousand related to revenue and profit sharing.